Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 848,028	$ 1,206,371	$ 1,556,069
Impairment loss	$ 128,869